S000077298 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.71%	[1]
Performance Inception Date		Jan. 19, 2023
JPMorgan Developed High Yield Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	9.48%	[1]
Performance Inception Date		Jan. 19, 2023
-
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	8.01%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	5.09%	[1]
Performance Inception Date		Jan. 19, 2023
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	4.85%	[1]
Performance Inception Date		Jan. 19, 2023

[1]	Since inception January 19, 2023.